Revenue and Segment Analysis - Summary of Analysis by Business Segment Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	£ 287	£ 997	£ 502
Capital expenditure additions	339	364	381
Amortisation of acquired intangible assets	298	376	295
Depreciation and other amortization	487	529	444
Scientific, Technical & Medical [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	58	169	65
Capital expenditure additions	87	94	104
Amortisation of acquired intangible assets	63	65	62
Depreciation and other amortization	144	148	136
Risk [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	208	822	47
Capital expenditure additions	83	93	96
Amortisation of acquired intangible assets	186	192	170
Depreciation and other amortization	93	98	89
Legal [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	12		139
Capital expenditure additions	145	153	155
Amortisation of acquired intangible assets	27	68	24
Depreciation and other amortization	220	210	178
Exhibitions [member]
Disclosure of operating segments [line items]
Expenditure on acquired goodwill and intangible assets	9	6	251
Capital expenditure additions	24	24	26
Amortisation of acquired intangible assets	22	51	39
Depreciation and other amortization	£ 30	£ 73	£ 41